Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	148,562,946	141,594,170	21,700,256
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	148,562,946	141,594,170	21,700,256

No amounts have been written off during the years ended December 31, 2018, 2019 and 2020, respectively.